RISK MANAGEMENT POLICIES - Assets and Liabilities Cash Flows (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 236,887,758	$ 138,779,537
Liabilities cashflows	202,142,233	121,462,159
Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	109,132,175	56,601,660
Liabilities cashflows	140,324,167	70,394,863
From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	53,585,249	36,138,761
Liabilities cashflows	34,622,545	13,465,070
From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	24,560,914	17,908,775
Liabilities cashflows	8,771,739	28,125,765
From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	43,622,293	24,101,702
Liabilities cashflows	13,857,305	9,476,461
More than 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	5,987,127	4,028,639
Liabilities cashflows	4,566,477
Deposits [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	179,483,247	92,149,248
Deposits [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	132,523,336	61,988,823
Deposits [member] | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	26,459,417	6,814,743
Deposits [member] | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,289,801	23,328,510
Deposits [member] | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	10,644,216	17,172
Deposits [member] | More than 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,566,477
Non-financial public sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	8,050,492	5,470,177
Non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	6,331,241	4,984,287
Non-financial public sector | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,493,437	96,282
Non-financial public sector | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	55,608	389,608
Non-financial public sector | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	112,268
Non-financial public sector | More than 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	57,938
Financial sector [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	89,090	37,358
Financial sector [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	89,090	37,358
Non-financial private sector and foreign residents
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	171,343,665	86,641,713
Non-financial private sector and foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	126,103,005	56,967,178
Non-financial private sector and foreign residents | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	24,965,980	6,718,461
Non-financial private sector and foreign residents | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,234,193	22,938,902
Non-financial private sector and foreign residents | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	10,531,948	17,172
Non-financial private sector and foreign residents | More than 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	4,508,539
Liabilities at fair value through profit or loss
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,547,937	189,554
Liabilities at fair value through profit or loss | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows		189,554
Liabilities at fair value through profit or loss | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,547,937
Repo transactions
Maturity Analysis for Assets and Liabilities
Liabilities cashflows		225,144
Repo transactions | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows		225,144
Other financial liabilities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,732,441	7,894,660
Other financial liabilities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,732,441	7,894,660
Financing received from the Argentine Central Bank and other financial entities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,830,752	9,027,044
Financing received from the Argentine Central Bank and other financial entities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	68,390	96,682
Financing received from the Argentine Central Bank and other financial entities [member] | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,989,029	3,197,676
Financing received from the Argentine Central Bank and other financial entities [member] | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,855,366	279,037
Financing received from the Argentine Central Bank and other financial entities [member] | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,917,967	5,453,649
Unsubordinated debt securities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	5,337,694	9,616,369
Unsubordinated debt securities | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,586,903	3,376,997
Unsubordinated debt securities | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	455,669	3,095,134
Unsubordinated debt securities | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,295,122	3,144,238
Subordinated debt securities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,210,162	2,360,140
Subordinated debt securities | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	39,259	75,654
Subordinated debt securities | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,170,903	1,423,084
Subordinated debt securities | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows		861,402
Cash and Due from Banks
Maturity Analysis for Assets and Liabilities
Assets cashflows	36,717,126	26,670,491
Cash and Due from Banks | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	36,717,126	26,670,491
Cash
Maturity Analysis for Assets and Liabilities
Assets cashflows	12,868,539	8,822,591
Cash | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	12,868,539	8,822,591
Argentine Central Bank
Maturity Analysis for Assets and Liabilities
Assets cashflows	19,836,222	16,381,107
Argentine Central Bank | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	19,836,222	16,381,107
Other local financial institutions
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,848,820	1,435,202
Other local financial institutions | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,848,820	1,435,202
Others [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	163,545	31,591
Others [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	163,545	31,591
Debt securities at fair value through profit or loss
Maturity Analysis for Assets and Liabilities
Assets cashflows	11,537,487	430,513
Debt securities at fair value through profit or loss | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	2,995,709	430,513
Debt securities at fair value through profit or loss | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,863,084
Debt securities at fair value through profit or loss | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	654,825
Debt securities at fair value through profit or loss | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	4,023,869
Derivatives
Maturity Analysis for Assets and Liabilities
Assets cashflows	143,944	257,587
Derivatives | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	143,944	257,587
Reverse Repo transactions
Maturity Analysis for Assets and Liabilities
Assets cashflows	22,452,025
Reverse Repo transactions | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	22,452,025
Other financial assets
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,995,834	939,852
Other financial assets | More than 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,995,834	939,852
Loans and other financing [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	113,555,636	91,400,712
Loans and other financing [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	16,751,292	21,306,539
Loans and other financing [member] | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	45,402,101	32,856,149
Loans and other financing [member] | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	16,099,375	14,084,678
Loans and other financing [member] | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	31,723,942	22,046,665
Loans and other financing [member] | More than 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,578,926	1,106,681
To the non-financial public sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	23,289	28,872
To the non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	23,289	28,872
To the financial sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	13,452	42,985
To the financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	4,206	5,355
To the financial sector | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	6,702	17,375
To the financial sector | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	2,544	9,763
To the financial sector | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows		10,492
To the Non-Financial Private Sector and Foreign residents
Maturity Analysis for Assets and Liabilities
Assets cashflows	113,518,895	91,328,855
To the Non-Financial Private Sector and Foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	16,723,797	21,272,312
To the Non-Financial Private Sector and Foreign residents | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	45,395,399	32,838,774
To the Non-Financial Private Sector and Foreign residents | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	16,096,831	14,074,915
To the Non-Financial Private Sector and Foreign residents | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	31,723,942	22,036,173
To the Non-Financial Private Sector and Foreign residents | More than 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,578,926	1,106,681
Other debt securities
Maturity Analysis for Assets and Liabilities
Assets cashflows	42,181,637	10,663,029
Other debt securities | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	28,385,679	7,171,139
Other debt securities | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	639,210	401,722
Other debt securities | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	7,089,420	3,090,168
Other debt securities | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	5,966,933
Other debt securities | More than 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	100,395
Financial assets pledged as collateral
Maturity Analysis for Assets and Liabilities
Assets cashflows	8,304,069	8,417,353
Financial assets pledged as collateral | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,686,400	765,391
Financial assets pledged as collateral | From 1 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	3,680,854	2,880,890
Financial assets pledged as collateral | From 6 to 12 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	717,294	733,929
Financial assets pledged as collateral | From 1 to 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	1,907,549	2,055,037
Financial assets pledged as collateral | More than 5 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 311,972	$ 1,982,106